Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 40,000		$ 56,000		$ 63,000
Interest cost	36,424,000		34,915,000		32,361,000
Expected return on plan assets	(37,516,000)		(40,093,000)		(34,946,000)
Amortization of unrecognized, Prior service cost/(credit)	333,000		346,000		353,000
Amortization of unrecognized, Actuarial (gain)/loss	10,103,000		6,898,000		9,832,000
Net periodic benefit cost	9,384,000		2,122,000		7,663,000
ASC 715 settlement expense	0		0		370,000	[1]
ASC 715 curtailment gain	0		0		0
ASC 715 special termination benefits	0		1,009,000	[2]	0
Total periodic benefit costs	9,384,000		3,131,000		8,033,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	146,000		207,000		460,000
Interest cost	1,413,000		1,754,000		2,033,000
Expected return on plan assets	(956,000)		(1,025,000)		(816,000)
Amortization of unrecognized, Prior service cost/(credit)	(830,000)		(1,163,000)		(299,000)
Amortization of unrecognized, Actuarial (gain)/loss	(1,014,000)		(1,006,000)		(171,000)
Net periodic benefit cost	(1,241,000)		(1,233,000)		1,207,000
ASC 715 settlement expense	0		0		0
ASC 715 curtailment gain	(8,283,000)	[3]	0		0
ASC 715 special termination benefits	0		0		0
Total periodic benefit costs	$ (9,524,000)		$ (1,233,000)		$ 1,207,000

[1]	In 2013, lump sum payments under the supplemental retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.
[2]	In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.
[3]	In 2015 , an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of t he plan in conjunction with the curtailment and realized a curtailment gain.